SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 94.9%
Applications Software - 1.5%

Five9, Inc.†	189,755	$20,948,952
IronSource, Ltd., Class A†	1,974,651	9,478,325
Magic Leap, Inc., Class A†(1)(2)	186	2,232

		30,429,509
Athletic Equipment - 1.0%

Peloton Interactive, Inc., Class A†	730,463	19,298,832

Auto-Cars/Light Trucks - 0.4%

Tesla, Inc.†	6,749	7,272,722

Building Products-Air & Heating - 1.6%

Johnson Controls International PLC	491,756	32,244,441

Building-Mobile Home/Manufactured Housing - 0.9%

Thor Industries, Inc.	215,742	16,978,895

Building-Residential/Commercial - 1.0%

Lennar Corp., Class A	254,957	20,694,860

Chemicals-Specialty - 1.1%

Albemarle Corp.	102,261	22,615,020

Commercial Services - 1.1%

CoStar Group, Inc.†	340,194	22,660,322

Commercial Services-Finance - 2.2%

Block, Inc., Class A†	327,522	44,411,983

Communications Software - 1.1%

RingCentral, Inc., Class A†	187,156	21,936,555

Computer Software - 2.4%

MongoDB, Inc.†	60,041	26,633,587
ZoomInfo Technologies, Inc.†	356,346	21,288,110

		47,921,697
Data Processing/Management - 1.5%

DocuSign, Inc.†	192,652	20,636,882
Fair Isaac Corp.†	20,433	9,531,177

		30,168,059
Diagnostic Equipment - 1.3%

Danaher Corp.	85,748	25,152,461

Diagnostic Kits - 1.5%

Exact Sciences Corp.†	424,548	29,684,396

Distribution/Wholesale - 1.0%

Copart, Inc.†	166,011	20,829,400

Drug Delivery Systems - 1.6%

DexCom, Inc.†	60,315	30,857,154

E-Commerce/Products - 9.2%

Amazon.com, Inc.†	50,400	164,301,480
Etsy, Inc.†	160,292	19,921,090

		184,222,570
E-Commerce/Services - 5.9%

Airbnb, Inc., Class A†	352,966	60,625,440
Match Group, Inc.†	341,869	37,174,835
Uber Technologies, Inc.†	576,230	20,559,887

		118,360,162
Electronic Components-Semiconductors - 6.3%

Advanced Micro Devices, Inc.†	602,849	65,915,510
NVIDIA Corp.	215,551	58,815,246

		124,730,756

Energy-Alternate Sources - 0.9%

SolarEdge Technologies, Inc.†	52,363	16,880,260

Enterprise Software/Service - 8.2%

Paycom Software, Inc.†	102,062	35,352,235
salesforce.com, Inc.†	96,812	20,555,124
UiPath, Inc., Class A†	766,140	16,540,963
Veeva Systems, Inc., Class A†	178,897	38,008,457
Workday, Inc., Class A†	223,392	53,493,448

		163,950,227
Entertainment Software - 1.1%

Electronic Arts, Inc.	167,210	21,153,737

Finance-Credit Card - 3.8%

Mastercard, Inc., Class A	210,929	75,381,806

Internet Application Software - 1.0%

Okta, Inc.†	136,207	20,561,809

Internet Content-Entertainment - 7.1%

Meta Platforms, Inc., Class A†	141,331	31,426,361
Roku, Inc.†	174,072	21,805,999
Snap, Inc., Class A†	1,069,017	38,473,922
Spotify Technology SA†	242,239	36,582,934
Twitter, Inc.†	336,642	13,024,679

		141,313,895
Internet Gambling - 1.0%

DraftKings, Inc., Class A†	1,057,811	20,595,580

Internet Security - 2.1%

Palo Alto Networks, Inc.†	66,584	41,449,206

Lighting Products & Systems - 0.8%

Universal Display Corp.	95,750	15,985,463

Machinery-General Industrial - 1.0%

Middleby Corp.†	127,039	20,826,774

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	32,920	9,931,306

Medical Products - 2.8%

ABIOMED, Inc.†	72,761	24,101,353
Inspire Medical Systems, Inc.†	121,443	31,173,204

		55,274,557
Medical-Biomedical/Gene - 2.1%

Illumina, Inc.†	120,819	42,214,159

Medical-Drugs - 0.4%

Ascendis Pharma A/S ADR†	59,573	6,991,487
Reata Pharmaceuticals, Inc., Class A†	34,940	1,144,635

		8,136,122
Multimedia - 1.4%

Walt Disney Co.†	201,626	27,655,022

Networking Products - 3.0%

Arista Networks, Inc.†	423,756	58,893,609

Real Estate Investment Trusts - 1.0%

AvalonBay Communities, Inc.	77,985	19,369,134

Retail-Apparel/Shoe - 2.3%

Lululemon Athletica, Inc.†	124,778	45,572,669

Retail-Perfume & Cosmetics - 2.4%

Ulta Beauty, Inc.†	120,979	48,176,257

Retail-Restaurants - 0.1%

Chipotle Mexican Grill, Inc.†	1,372	2,170,545

Semiconductor Equipment - 1.0%

MKS Instruments, Inc.	134,908	20,236,200

Web Portals/ISP - 8.3%

Alphabet, Inc., Class A†	59,357	165,092,592

Total Common Stocks
(cost $1,970,889,288)		1,891,290,723

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Advertising Services - 0.0%

Nanigans, Inc., Series B†(1)(2) (cost $1,384,662)	126,818	0

EXCHANGE-TRADED FUNDS - 1.2%

iShares Russell 1000 Growth ETF (cost $22,950,086)	87,087	24,177,964

WARRANTS - 0.0%
Advertising Services - 0.0%

Nanigans, Inc.†(1)(2) (cost $0)	299,087	0

Total Long-Term Investment Securities
(cost $1,995,224,036)		1,915,468,687

REPURCHASE AGREEMENTS - 2.3%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$10,090,000	10,090,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	8,135,000	8,135,000
BNP Paribas SA Joint Repurchase Agreement(3)	7,050,000	7,050,000
Deutsche Bank AG Joint Repurchase Agreement(3)	10,540,000	10,540,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	10,525,000	10,525,000

Total Repurchase Agreements
(cost $46,340,000)		46,340,000

TOTAL INVESTMENTS
(cost $2,041,564,036)	98.4%	1,961,808,687
Other assets less liabilities	1.6	32,424,800

NET ASSETS	100.0%	$1,994,233,487

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$2,232	$12.00	0.00%
Convertible Preferred Securities
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.00
Warrants
Nanigans, Inc.	12/14/2021	299,087	0	0	0.00	0.00

				$2,232		0.00%

(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Application Software	$30,427,277	$—	$2,232	$30,429,509
Other Industries	1,860,861,214	—	—	1,860,861,214
Convertible Preferred Securities	—	—	0	0
Exchange-Traded Funds	24,177,964	—	—	24,177,964
Warrants	—	—	0	0
Repurchase Agreements	—	46,340,000	—	46,340,000

Total Investments at Value	$1,915,466,455	$46,340,000	$2,232	$1,961,808,687

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2022 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 9.4%
Diversified Financial Services - 9.4%

Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$646,469	$414,474
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94% due 08/15/2046*	4,010,000	3,697,716
Angel Oak Mtg. Trust VRS Series 2021-6, Class A1 1.46% due 09/25/2066*(1)(2)	6,141,010	5,808,988
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	265,289	265,006
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	170,149	169,856
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	130,662	130,552
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	316,819	315,849
Apidos CLO FRS Series 2021-35A, Class A 1.30% (3ML+1.05%) due 04/20/2034*(3)	3,600,000	3,552,829
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	9,709	9,712
BANK Series 2021-BN35, Class A5 2.29% due 06/15/2064(4)	7,380,000	6,752,493
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	902,707	896,932
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 1.36% (3 ML+1.11%) due 07/20/2031*(3)	795,000	793,146
BFLD Trust FRS Series 2020-OBRK, Class A 2.45% (1 ML+2.05%) due 11/15/2028*(4)	2,140,000	2,118,560
BX Commercial Mtg. Trust FRS Series 2021-VOLT, Class A 1.10% (1 ML+0.70%) due 09/15/2036*(4)	4,455,000	4,340,431
BX Trust FRS Series 2021-LGCY, Class A 0.90% (1 ML+0.51%) due 10/15/2023*(4)	9,100,000	8,785,545
BX Trust FRS Series 2021-ARIA, Class B 1.69% (1 ML+1.30%) due 10/15/2036*(4)	3,975,000	3,893,943
BXHPP Trust FRS Series 2021-FILM, Class A 1.05% (1 ML+0.65%) due 08/15/2036*(4)	4,335,000	4,215,245
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	835,847	757,079
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	1,403,355	1,305,305
CFMT LLC Series 2021-AL1, Class B 1.39% due 09/22/2031*	6,868,811	6,719,318
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	8,500	8,503
COLT Mtg, Loan Trust VRS Series 2021-5, Class A1 1.73% due 11/26/2066*(1)(2)	3,329,239	3,196,956
COLT Mtg. Loan Trust VRS Series 2021-4, Class A1 1.40% due 10/25/2066*(1)(2)	4,262,353	4,014,406
Columbia Cent CLO, Ltd. FRS Series 2018-27A, Class AR 1.44% (3 ML+1.19%) due 01/25/2035*(3)	1,765,000	1,746,879
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	960,184	958,616
Credit Acceptance Auto Loan Trust Series 2020-3A, Class A 1.24% due 10/15/2029*	5,205,000	5,120,190
CSMC Trust VRS Series 2021-NQM8, Class A1 1.84% due 10/25/2066*(1)(2)	1,856,926	1,773,366
FirstKey Homes Trust Series 2021-SFR1, Class A 1.54% due 08/17/2038*	4,875,643	4,523,690
FirstKey Homes Trust Series 2021-SFR3, Class A 2.14% due 12/17/2038*	3,515,000	3,285,106
Flagstar Mtg. Trust VRS Series 2021-9INV, Class A2 2.00% due 09/25/2041*(1)(2)	2,025,818	1,911,679
Flagstar Mtg. Trust VRS Series 2018-3INV, Class A3 4.00% due 05/25/2048*(1)(2)	1,032,299	1,033,297
Ford Credit Auto Lease Trust Series 2021-A, Class C 0.78% due 09/15/2025	1,585,000	1,543,811
Ford Credit Auto Owner Trust Series 2021-1, Class B 1.61% due 10/17/2033*	835,000	773,974
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91% due 10/17/2033*	725,000	675,528
Home Partners of America Trust Series 2021-2, Class B 2.30% due 12/17/2026*	3,679,914	3,382,112
Horizon Aircraft Finance, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	734,160	676,795
Horizon Aircraft Finance, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	416,485	371,498
LIFE Mtg. Trust FRS Series 2021-BMR, Class A 1.10% (1 ML+0.70%) due 03/15/2038*(4)	879,758	859,938
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	393,374	365,112

Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 0.99% (3 ML+0.75%) due 04/15/2029*(3)	7,933,654	7,870,708
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 1.04% (3 ML+0.80%) due 01/15/2028*(3)	5,258,736	5,221,310
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	598,813	593,535
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)(2)	469,825	471,027
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	2,862,718
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.91% due 10/20/2061*	3,985,000	3,720,695
OHA Credit Funding 3, Ltd. FRS Series 2019-3A, Class AR 1.39% (3 ML+1.14%) due 07/02/2035*(3)	4,550,000	4,507,753
Rockland Park CLO, Ltd. FRS Series 2021-1A, Class A 1.37% (3 ML+1.12%) due 04/20/2034*(3)	1,825,000	1,812,101
SCF Equipment Leasing LLC Series 2021-1A, Class A3 0.83% due 08/21/2028*	5,815,000	5,679,993
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	1,340,000	1,278,164
SoFi Consumer Loan Program Trust Series 2021-1, Class A 0.49% due 09/25/2030*	1,004,667	986,142
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	101,253	101,304
SREIT Trust FRS Series 2021-MFP, Class B 1.48% (1 ML+1.08%) due 11/15/2038*(4)	4,550,000	4,444,426
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*	497,169	460,221
Starwood Mtg. Residential Trust VRS Series 2021-6, Class A1 1.92% due 11/25/2066*(1)(2)	2,938,227	2,770,259
Symphony CLO XVII, Ltd. FRS Series 2016-17A, Class AR 1.12% (3ML+0.88%) due 04/15/2028*(3)	798,049	795,992
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)(2)	955,916	949,047
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)(2)	452,435	450,813
Treman Park, Ltd. FRS Series 2015-1A, Class ARR 1.32% (3 ML+1.07%) due 10/20/2028*(3)	2,944,933	2,937,871
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	769,592	763,248
Vantage Data Centers LLC Series 2020-1A, Class A2 1.65% due 09/15/2045*	3,280,000	3,056,312
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.48% (3 ML+1.24%) due 04/15/2034*(3)	2,905,000	2,887,157
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-INV1, Class A4 2.50% due 08/25/2051*(1)(2)	5,558,153	5,335,597

Total Asset Backed Securities (cost $157,354,088)		151,120,828

U.S. CORPORATE BONDS & NOTES - 13.0%
Banks-Fiduciary - 0.5%

National Securities Clearing Corp. Senior Notes 0.75% due 12/07/2025*	8,905,000	8,215,960

Banks-Super Regional - 0.5%

US Bancorp Senior Notes 2.68% due 01/27/2033	3,275,000	3,113,952
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	465,516
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,560,811
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,757,664

		7,897,943

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,725,000	1,854,018

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	1,921,000	1,618,488
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,621,142
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	216,034

		4,455,664

Diversified Banking Institutions - 4.1%

Bank of America Corp. Senior Notes 1.73% due 07/22/2027	4,575,000	4,254,417
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	5,285,000	4,704,433
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,551,320
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	4,853,205

Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,252,434
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,687,982
Goldman Sachs Group, Inc. Senior Notes 1.43% due 03/09/2027	7,705,000	7,117,114
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	3,380,000	2,994,120
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	1,995,000	1,813,439
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,077,377
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,588,140
JPMorgan Chase & Co. Senior Notes 1.95% due 02/04/2032	2,895,000	2,536,395
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	7,900,000	7,238,655
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,520,000	4,720,368
Morgan Stanley Senior Notes 1.93% due 04/28/2032	1,505,000	1,301,023
Morgan Stanley Senior Notes 2.51% due 10/20/2032	3,110,000	2,803,396
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,024,953
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,251,902

		66,770,673

Electric-Distribution - 0.2%

Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	3,646,000	3,684,931

Electric-Integrated - 0.8%

Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	2,135,000	1,886,549
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	1,905,000	1,767,530
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	460,487
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	659,612
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	1,052,000	1,088,032
SCE Recovery Funding LLC Senior Sec. Notes 0.86% due 11/15/2031	1,438,477	1,296,951
SCE Recovery Funding LLC Senior Sec. Notes 1.94% due 05/15/2038	630,000	548,622
SCE Recovery Funding LLC Senior Sec. Notes 2.51% due 11/15/2043	365,000	314,346
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,397,969
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,913,496
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	437,526

		12,771,120

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 3.60% due 04/01/2050	1,805,000	1,497,122
Oracle Corp. Senior Notes 3.85% due 04/01/2060	910,000	746,372

		2,243,494

Gas-Distribution - 0.6%

Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	945,355
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,602,546
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,159,156
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,399,443
Southern California Gas Co. Senior Notes 2.95% due 04/15/2027	3,070,000	3,032,412

		10,138,912

Insurance-Life/Health - 1.8%

Athene Global Funding Sec. Notes 2.50% due 03/24/2028*	8,470,000	7,814,450
Brighthouse Financial Global Funding Senior Sec. Notes 1.00% due 04/12/2024*	600,000	575,053
Brighthouse Financial Global Funding Sec. Notes 1.55% due 05/24/2026*	4,000,000	3,700,942
CNO Global Funding Sec. Notes 2.65% due 01/06/2029*	5,795,000	5,362,065
Equitable Financial Life Global Funding Senior Sec. Notes 1.40% due 08/27/2027*	3,405,000	3,063,544

Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	5,985,000	5,392,775
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	3,830,000	3,671,491

		29,580,320

Insurance-Multi-line - 0.3%

Metropolitan Life Global Funding I Sec. Notes 2.40% due 01/11/2032*	4,420,000	4,052,669
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,337,268

		5,389,937

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,665,986
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	266,084

		4,932,070

Investment Management/Advisor Services - 0.5%

BlackRock, Inc. Senior Notes 2.10% due 02/25/2032	6,580,000	5,964,288
Blackstone Holdings Finance Co., LLC Company Guar. Notes 2.55% due 03/30/2032*	1,770,000	1,615,989

		7,580,277

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,935,383

Medical-Drugs - 0.1%

Bristol-Myers Squibb Co. Senior Notes 3.55% due 03/15/2042	1,280,000	1,265,698
Bristol-Myers Squibb Co. Senior Notes 3.70% due 03/15/2052	645,000	652,164

		1,917,862

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	1,155,000	1,064,701
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,200,741

		2,265,442

Medical-Hospitals - 1.6%

Bon Secours Mercy Health, Inc. Sec. Notes 2.10% due 06/01/2031	840,000	749,592
Children’s Hospital Notes 2.93% due 07/15/2050	1,890,000	1,547,256
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	6,100,000	5,987,409
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,254,664
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	3,915,000	3,422,130
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,691,171
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	2,747,458
Piedmont Healthcare, Inc. Sec. Notes 2.04% due 01/01/2032	6,525,000	5,732,111
Sutter Health Notes 2.29% due 08/15/2030	950,000	861,858

		24,993,649

Multimedia - 0.0%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	505,000	543,204

Oil Companies-Integrated - 0.1%

Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	845,000	814,574

Real Estate Investment Trusts - 0.3%

SBA Tower Trust Mtg. Notes 1.63% due 05/15/2051*	1,555,000	1,463,183
SBA Tower Trust Mtg. Notes 1.88% due 07/15/2050*	810,000	765,006
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,013,942
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,495,295

		4,737,426

Schools - 0.1%

Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,117,136

Special Purpose Entity - 0.0%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	230,800	233,534

Telephone-Integrated - 0.1%

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,128,227

Total U.S. Corporate Bonds & Notes (cost $222,524,356)		210,201,756

FOREIGN CORPORATE BONDS & NOTES - 7.4%
Banks-Commercial - 2.7%

Banque Federative du Credit Mutuel SA Senior Notes 1.60% due 10/04/2026*	11,525,000	10,619,223

Cooperatieve Rabobank UA Senior Notes 1.11% due 02/24/2027*	4,015,000	3,675,970
Danske Bank A/S Senior Notes 1.55% due 09/10/2027*	10,225,000	9,323,578
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,363,253
DNB Bank ASA Senior Notes 1.54% due 05/25/2027*	3,860,000	3,553,880
NBK SPC, Ltd. Company Guar. Notes 1.63% due 09/15/2027*	6,250,000	5,709,500
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,347,644
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	3,310,000	3,161,987

		44,755,035

Building Societies - 0.1%

Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,180,239

Diversified Banking Institutions - 3.8%

Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	6,459,137
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	2,955,000	2,634,051
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	1,861,738
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	390,861
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,016,796
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,190,661
Credit Suisse Group AG FRS Senior Notes 2.04% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,747,362
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	2,595,179
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	4,815,000	4,400,418
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	3,795,000	3,419,996
HSBC Holdings PLC Senior Notes 2.80% due 05/24/2032	5,475,000	4,988,469
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,394,312
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	715,649
Macquarie Group, Ltd. Senior Notes 1.94% due 04/14/2028*	8,960,000	8,052,526
UBS Group AG Senior Notes 1.49% due 08/10/2027*	4,760,000	4,326,477
UBS Group AG Senior Notes 2.75% due 02/11/2033*	7,815,000	7,102,425

		61,296,057

Oil Companies-Integrated - 0.1%

Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,011,071
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	211,719

		1,222,790

Pipelines - 0.3%

EIG Pearl Holdings SARL Senior Sec. Notes 3.55% due 08/31/2036*	5,105,000	4,862,941

Telecom Services - 0.4%

NBN Co., Ltd. Senior Notes 2.50% due 01/08/2032*	6,485,000	5,821,820
NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	350,000	317,942

		6,139,762

Total Foreign Corporate Bonds & Notes (cost $127,159,252)		119,456,824

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Sovereign - 0.3%

Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,110,000	2,124,770
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,393,296

Total Foreign Government Obligations (cost $5,412,241)		5,518,066

MUNICIPAL BONDS & NOTES - 1.4%

Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	70,000	107,590
California Health Facilities Financing Authority Revenue Bonds 4.35% due 06/01/2041	2,045,000	2,081,310
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	186,399
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 2.91% due 02/01/2048	515,000	437,880

Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,611,116
Golden State Tobacco Securitization Corp. Revenue Bonds 2.75% due 06/01/2034	100,000	90,859
Golden State Tobacco Securitization Corp. Revenue Bonds 3.29% due 06/01/2042	200,000	180,847
Golden State Tobacco Securitization Corp. Revenue Bonds 3.00% due 06/01/2046	505,000	500,139
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,321,634
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	685,000	720,463
Kansas Development Finance Authority Revenue Bonds Series K 2.77% due 05/01/2051	1,555,000	1,292,431
Metropolitan Transportation Authority Revenue Bonds 6.20% due 11/15/2026	100,000	107,357
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,435,000	1,915,144
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,534,152	2,641,205
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,360,623
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	1,515,000	1,702,791
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	1,905,000	2,042,093
Utility Debt Securitization Authority Revenue Bonds Series T 3.44% due 12/15/2025	1,016,000	1,022,562

Total Municipal Bonds & Notes (cost $23,521,585)		23,322,443

U.S. GOVERNMENT AGENCIES - 32.9%
Federal Home Loan Mtg. Corp. - 4.2%

2.00% due 11/01/2041	4,052,209	3,805,017
2.00% due 03/01/2051	7,012,687	6,526,897
2.50% due 10/01/2031	2,573,065	2,549,118
2.50% due 01/01/2051	4,427,945	4,240,073
2.50% due 12/01/2051	4,253,532	4,069,111
3.00% due 11/01/2046	15,496,016	15,419,983
3.00% due 12/01/2046	4,236,202	4,217,162
4.00% due 09/01/2026	115,469	118,928
4.00% due 12/01/2040	1,696,008	1,776,980
6.00% due 12/01/2039	99,808	107,191
7.50% due 05/01/2027	320	341
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K1522, Class A2 2.36% due 10/25/2036(4)	3,890,000	3,491,887
Series K142, Class A2 2.40% due 05/25/2032(4)	4,000,000	3,816,666
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	1,426,675	1,381,570
Series 4142, Class PT 1.25% due 12/15/2027(2)	1,059,762	1,029,077
Series 4122, Class AB 1.50% due 10/15/2042(2)	283,842	265,623
Series 4166, Class PB 1.75% due 03/15/2041(2)	282,372	279,411
Series 4000, Class GA 2.00% due 07/15/2031(2)	233,112	230,160
Series 4654, Class KA 3.00% due 06/15/2045(2)	3,066,379	3,047,809
Series 4758, Class CA 3.00% due 07/15/2047(2)	1,939,949	1,936,320
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50% due 09/25/2060(2)	8,224,031	7,918,377
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	1,200,129	1,207,296

		67,434,997

Federal National Mtg. Assoc. - 7.6%

1.50% due 11/01/2041	5,691,922	5,161,502
2.00% due 09/01/2031	164,959	160,861
2.00% due 11/01/2031	232,278	226,505
2.00% due 12/01/2031	787,606	768,018
2.00% due 04/01/2041	1,711,723	1,607,163
2.00% due 05/01/2041	1,945,492	1,827,192
2.00% due 07/01/2041	4,054,102	3,806,535
2.00% due 10/01/2041	3,477,198	3,264,658
2.00% due 09/01/2051	8,727,494	8,150,407
2.47% due 05/01/2025	3,075,378	3,045,566
2.50% due 03/01/2030	2,413,327	2,389,269
2.50% due 07/01/2050	4,101,299	3,923,479
2.50% due 08/01/2051	12,584,651	12,097,109
2.50% due 11/01/2051	8,398,174	8,084,628
2.50% due 12/01/2051	4,211,107	4,028,526
2.68% due 05/01/2025	5,794,855	5,765,235
2.99% due 10/01/2025	1,993,750	2,004,179
3.00% due 05/01/2027	243,280	245,879
3.00% due 06/01/2027	115,028	116,228
3.00% due 08/01/2027	64,210	64,895
3.00% due 10/01/2046	5,212,507	5,183,535
3.00% due 07/01/2050	3,690,798	3,641,457
3.00% due 10/01/2051	17,673,117	17,407,843
3.01% due 12/01/2024	3,458,091	3,477,542
3.07% due 02/01/2025	700,000	704,232
3.12% due 05/01/2033	2,547,067	2,582,839
4.00% due 09/01/2026	1,518,238	1,565,359
4.00% due 01/01/2046	2,165,872	2,254,396
4.00% due 02/01/2046	2,374,963	2,476,119
4.50% due 11/01/2026	179,469	184,188
4.50% due 01/01/2027	151,486	156,309
4.50% due 05/01/2039	13,804	14,694
4.50% due 06/01/2039	47,728	49,576

4.50% due 08/01/2039	4,370	4,654
4.50% due 11/01/2040	183,520	190,500
4.50% due 12/01/2040	121,443	129,305
4.50% due 07/01/2041	195,981	208,478
4.50% due 06/01/2043	140,727	148,093
4.50% due 10/01/2043	194,835	202,408
5.50% due 03/01/2038	181,712	200,276
5.50% due 06/01/2038	17,890	19,692
5.50% due 08/01/2038	18,493	20,383
5.50% due 09/01/2039	8,160	8,979
5.50% due 06/01/2040	3,211	3,418
6.50% due 02/01/2038	30,333	33,501
6.50% due 10/01/2039	31,130	34,288
Federal National Mtg. Assoc. REMIC FRS Series 2017-M13, Class FA 0.53% (1 ML+0.40%) due 10/25/2024(4)	212,339	212,521
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	918,905	888,227
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	3,010,583	2,931,986
Series 2014-95, Class ZC 3.00% due 01/25/2045(2)	1,298,546	1,275,493
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	8,066,809	8,020,212
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	473,017	472,002
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	1,511,642	1,514,506

		122,954,845

Government National Mtg. Assoc. - 5.2%

2.00% due April 30 TBA	16,900,000	16,075,950
2.50% due April 30 TBA	14,625,000	14,199,961
2.50% due May 30 TBA	14,625,000	14,168,540
3.00% due April 30 TBA	11,250,000	11,128,985
3.00% due May 30 TBA	11,250,000	11,099,981
4.00% due 02/15/2041	220,574	232,172
4.00% due 09/15/2041	340,062	360,277
4.00% due 08/15/2042	114,087	121,990
4.00% due April 30 TBA	7,000,000	7,142,734
4.50% due 05/15/2040	232,970	251,057
4.50% due 06/15/2040	170,251	182,562
4.50% due 07/15/2040	303,830	327,003
4.50% due 05/15/2042	105,714	113,183
4.50% due April 30 TBA	3,025,000	3,129,457
5.00% due 07/15/2033	405,343	438,081
5.00% due 10/15/2033	27,237	29,641
5.00% due 11/15/2033	3,379	3,655
5.00% due 12/15/2033	7,404	8,039
5.00% due 01/15/2034	64,015	69,034
5.00% due 02/15/2034	27,001	29,166
5.00% due 03/15/2034	1,134	1,223
5.00% due 05/15/2034	4,854	5,309
5.00% due 06/15/2035	2,654	2,918
5.00% due 09/15/2035	36,198	39,404
5.00% due 11/15/2035	11,423	12,380
5.00% due 12/15/2035	9,342	10,189
5.00% due 02/15/2036	6,133	6,626
5.00% due 09/15/2036	1,032	1,115
5.00% due 07/15/2038	27,664	29,893
5.00% due 08/15/2038	10,181	11,231
5.00% due 11/15/2038	31,247	34,267
5.00% due 12/15/2038	119,848	132,205
5.00% due 06/15/2039	135,832	149,120
5.00% due 08/15/2039	29,386	32,263
5.00% due 04/15/2041	92,063	101,563
5.50% due 10/15/2032	685	732
5.50% due 02/15/2033	50,536	53,986
5.50% due 05/15/2033	23,747	26,160
5.50% due 06/15/2033	30,291	33,250
5.50% due 07/15/2033	5,112	5,468
5.50% due 08/15/2033	171	182
5.50% due 09/15/2033	1,693	1,851
5.50% due 11/15/2033	37,095	39,741
5.50% due 01/15/2034	6,660	7,413
5.50% due 02/15/2034	13,899	15,357
5.50% due 03/15/2034	210,669	227,839
5.50% due 04/15/2034	11,465	12,655
5.50% due 05/15/2034	20,982	22,593
5.50% due 07/15/2034	3,834	4,098
5.50% due 08/15/2034	6,565	7,017
5.50% due 09/15/2034	121,272	129,529
5.50% due 10/15/2034	32,584	34,790
5.50% due 04/15/2036	19,900	21,280
6.00% due 06/15/2028	6,170	6,585
6.00% due 08/15/2028	16,896	18,071
6.00% due 09/15/2028	21,353	22,793
6.00% due 12/15/2028	18,501	19,808
6.00% due 04/15/2029	917	979
6.00% due 01/15/2032	1,858	1,988
6.00% due 02/15/2032	191	204
6.00% due 07/15/2032	2,905	3,101
6.00% due 09/15/2032	5,212	5,566
6.00% due 10/15/2032	99,536	107,135
6.00% due 11/15/2032	6,489	6,930
6.00% due 01/15/2033	1,208	1,290
6.00% due 02/15/2033	4,634	5,080
6.00% due 03/15/2033	8,184	8,751
6.00% due 04/15/2033	24,042	25,678
6.00% due 05/15/2033	23,807	25,410
6.00% due 12/15/2033	10,465	11,737
6.00% due 08/15/2034	2,321	2,524
6.00% due 09/15/2034	44,824	47,922
6.00% due 10/15/2034	12,275	13,117
6.00% due 05/15/2036	9,088	10,013
6.00% due 06/15/2036	127,303	140,889
6.00% due 07/15/2036	1,152,620	1,278,811
6.00% due 08/15/2036	39,778	44,188
6.00% due 12/15/2036	54,436	60,347
6.00% due 02/15/2037	29,829	33,061
6.00% due 08/15/2037	19,801	21,756
6.00% due 01/15/2038	110,805	122,524
6.00% due 03/15/2038	58,063	64,048
6.00% due 07/15/2038	35,914	40,269
6.00% due 08/15/2038	86,926	95,935
6.00% due 09/15/2038	128,759	141,809
6.00% due 10/15/2038	243,092	268,785
6.00% due 11/15/2038	45,352	50,615
6.00% due 12/15/2038	75,095	83,370
6.00% due 01/15/2039	75,241	81,928
6.00% due 02/15/2039	54,485	59,446
6.00% due 04/15/2039	66,565	71,118
6.00% due 12/15/2039	51,392	57,511
6.00% due 03/15/2040	174,150	186,276
6.00% due 04/15/2040	20,359	22,846
6.00% due 06/15/2041	66,313	74,017
6.50% due 06/15/2023	14	14
6.50% due 07/15/2023	1,015	1,085
6.50% due 08/15/2023	251	269
6.50% due 10/15/2023	457	489

6.50% due 11/15/2023	2,347	2,510
6.50% due 12/15/2023	8,036	8,587
6.50% due 02/15/2027	399	426
6.50% due 12/15/2027	909	1,002
6.50% due 01/15/2028	8,347	8,920
6.50% due 02/15/2028	3,627	3,995
6.50% due 03/15/2028	7,856	8,422
6.50% due 04/15/2028	5,322	5,767
6.50% due 05/15/2028	19,995	21,367
6.50% due 06/15/2028	26,377	28,296
6.50% due 07/15/2028	19,448	20,858
6.50% due 08/15/2028	11,257	12,045
6.50% due 09/15/2028	16,031	17,154
6.50% due 10/15/2028	15,557	16,645
6.50% due 11/15/2028	22,442	24,061
6.50% due 12/15/2028	17,201	18,489
6.50% due 02/15/2029	2,188	2,363
6.50% due 03/15/2029	9,888	10,577
6.50% due 04/15/2029	2,274	2,431
6.50% due 05/15/2029	40,222	42,982
6.50% due 06/15/2029	4,147	4,432
6.50% due 03/15/2031	1,028	1,098
6.50% due 04/15/2031	179	194
6.50% due 05/15/2031	18,248	19,542
6.50% due 06/15/2031	6,544	6,993
6.50% due 07/15/2031	25,281	27,017
6.50% due 08/15/2031	7,182	7,676
6.50% due 09/15/2031	42,455	45,369
6.50% due 10/15/2031	14,202	15,338
6.50% due 11/15/2031	9,523	10,177
6.50% due 01/15/2032	77,053	82,343
6.50% due 02/15/2032	29,499	31,524
6.50% due 04/15/2032	10,012	11,054
6.50% due 05/15/2032	914	977
7.00% due 11/15/2031	5,904	6,303
7.00% due 03/15/2032	7,541	8,239
7.00% due 01/15/2033	9,219	10,103
7.00% due 05/15/2033	26,280	28,730
7.00% due 07/15/2033	15,161	16,485
7.00% due 11/15/2033	24,426	26,766
8.00% due 10/15/2029	287	288
8.00% due 12/15/2029	255	256
8.00% due 01/15/2030	3,777	3,845
8.00% due 03/15/2030	88	89
8.00% due 04/15/2030	11,971	12,042
8.00% due 08/15/2030	655	658
8.00% due 09/15/2030	13,786	13,996
8.00% due 11/15/2030	1,311	1,367
8.00% due 02/15/2031	28,428	30,160
8.00% due 03/15/2031	6,888	6,915
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	5,382	5,607
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	83,757	89,545
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	49,649	53,961

		84,507,189

Uniform Mtg. Backed Securities - 15.9%

2.00% due April 15 TBA	2,550,000	2,476,887
2.00% due April 30 TBA	69,615,000	64,651,489
2.00% due June 30 TBA	34,285,000	31,710,871
2.50% due April 15 TBA	8,475,000	8,377,008
2.50% due April 30 TBA	31,961,000	30,532,743
2.50% due May 30 TBA	31,900,000	30,402,487
3.00% due April 30 TBA	19,165,000	18,767,194
3.50% due April 30 TBA	44,075,000	44,186,048
4.00% due April 30 TBA	15,525,000	15,859,758
4.00% due May 30 TBA	1,100,000	1,119,468
4.50% due May 30 TBA	8,850,000	9,146,829

		257,230,782

Total U.S. Government Agencies (cost $540,382,450)		532,127,813

U.S. GOVERNMENT TREASURIES - 35.1%
United States Treasury Bonds - 11.0%

1.63% due 11/15/2050	1,290,000	1,059,211
1.75% due 08/15/2041	23,975,000	20,802,059
1.88% due 02/15/2041	45,000	40,124
1.88% due 11/15/2051	26,185,000	22,952,789
2.00% due 11/15/2041	32,345,000	29,302,548
2.00% due 08/15/2051	16,030,000	14,454,551
2.25% due 08/15/2049(5)	2,805,000	2,668,804
2.25% due 02/15/2052	13,925,000	13,348,418
2.38% due 02/15/2042	2,435,000	2,351,297
2.50% due 02/15/2045	7,555,000	7,377,930
2.50% due 05/15/2046	915,000	898,273
2.75% due 08/15/2047	1,585,000	1,643,571
2.75% due 11/15/2047	7,783,000	8,079,423
2.88% due 05/15/2043	21,645,000	22,439,777
2.88% due 08/15/2045	6,205,000	6,483,013
2.88% due 05/15/2049	8,265,000	8,892,946
3.38% due 05/15/2044	1,600,000	1,799,375
3.63% due 02/15/2044	11,585,000	13,493,810

		178,087,919

United States Treasury Notes - 24.1%

0.25% due 09/30/2023	16,215,000	15,772,888
0.25% due 03/15/2024	5,200,000	4,998,500
0.25% due 06/30/2025	33,840,000	31,469,878
0.25% due 07/31/2025	6,000,000	5,568,750
0.25% due 08/31/2025	16,550,000	15,330,730
0.25% due 09/30/2025	9,070,000	8,387,978
0.38% due 04/15/2024	10,800,000	10,381,078
0.38% due 11/30/2025	21,835,000	20,209,316
0.38% due 12/31/2025	13,800,000	12,758,531
0.38% due 01/31/2026	8,125,000	7,496,265
0.50% due 11/30/2023	13,315,000	12,949,358
0.50% due 02/28/2026	10,500,000	9,718,652
0.75% due 12/31/2023	4,450,000	4,337,012
0.75% due 03/31/2026	12,620,000	11,782,446
0.75% due 04/30/2026	7,225,000	6,737,595
0.88% due 01/31/2024	23,975,000	23,380,308
0.88% due 06/30/2026	12,320,000	11,521,125
0.88% due 09/30/2026	18,655,000	17,387,043
1.00% due 12/15/2024	7,200,000	6,926,062
1.13% due 10/31/2026	12,000,000	11,302,031
1.25% due 11/30/2026	12,290,000	11,643,815
1.25% due 12/31/2026	58,955,000	55,779,260
1.38% due 11/15/2031	6,100,000	5,599,609
1.50% due 01/31/2027	13,095,000	12,532,324
1.50% due 11/30/2028	4,895,000	4,615,832
1.63% due 10/31/2026	1,370,000	1,320,552
1.63% due 05/15/2031	665,000	626,451
1.88% due 02/28/2027	6,980,000	6,803,319
1.88% due 02/15/2032	9,885,000	9,494,234
2.88% due 10/31/2023	32,065,000	32,423,226

		389,254,168

Total U.S. Government Treasuries (cost $591,723,640)		567,342,087

Total Long-Term Investment Securities (cost $1,668,077,612)		1,609,089,817

REPURCHASE AGREEMENTS - 22.7%

Bank of America Securities LLC Joint Repurchase Agreement(6)	79,815,000	79,815,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	64,375,000	64,375,000
BNP Paribas SA Joint Repurchase Agreement(6)	55,790,000	55,790,000
Deutsche Bank AG Joint Repurchase Agreement(6)	83,270,000	83,270,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	83,255,000	83,255,000

Total Repurchase Agreements (cost $366,505,000)		366,505,000

TOTAL INVESTMENTS (cost $2,034,582,612)	122.2%	1,975,594,817
Liabilities in excess of other assets	(22.2)	(359,347,545)

NET ASSETS	100.0%	$1,616,247,272

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $310,057,031 representing 19.2% of net assets.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 2 for details of Joint Repurchase Agreements.

REMIC -	Real Estate Mortgage Investment Conduit

SCRT -	Seasoned Credit Risk Transfer Trust

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS -	Floating Rate Security

VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notational Basis*	Notational Value*	Unrealized Appreciation (Depreciation)
275	Long	U.S. Treasury 2 Year Notes	June 2022	$59,123,773	$58,278,516	$(845,257)
39	Long	U.S. Treasury 5 Year Notes	June 2022	4,604,455	4,472,812	(131,643)
17	Long	U.S. Treasury 10 Year Notes	June 2022	2,145,812	2,088,875	(56,937)
153	Long	U.S. Treasury Ultra 10 Year Notes	June 2022	21,433,594	20,726,719	(706,875)

		Unrealized Appreciation (Depreciation)				$(1,740,712)

*	Notational basis refers to the contractual amount agreed upon at inception of the open contract; notational value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$151,120,828	$—	$151,120,828
U.S. Corporate Bonds & Notes	—	210,201,756	—	210,201,756
Foreign Corporate Bonds & Notes	—	119,456,824	—	119,456,824
Foreign Government Obligations	—	5,518,066	—	5,518,066
Municipal Bond & Notes	—	23,322,443	—	23,322,443
U.S. Government Agencies	—	532,127,813	—	532,127,813
U.S. Government Treasuries	—	567,342,087	—	567,342,087
Repurchase Agreements	—	366,505,000	—	366,505,000

Total Investments at Value	$—	$1,975,594,817	$—	$1,975,594,817

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,740,712	$—	$—	$1,740,712

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2022 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
COMMON STOCKS - 62.0%
Aerospace/Defense - 1.2%

General Dynamics Corp.	7,175	$1,730,467

Agricultural Chemicals - 1.0%

Mosaic Co.	21,871	1,454,422

Applications Software - 1.5%

Microsoft Corp.	3,784	1,166,645
Roper Technologies, Inc.	2,370	1,119,185

		2,285,830

Audio/Video Products - 0.8%

Sony Group Corp.	11,100	1,145,642

Auto-Cars/Light Trucks - 0.5%

Ferrari NV	3,420	747,897

Banks-Commercial - 0.7%

China Merchants Bank Co., Ltd.	75,300	557,222
Commerzbank AG†	61,812	471,962

		1,029,184

Building Products-Air & Heating - 0.7%

Daikin Industries, Ltd.	5,500	1,001,412

Building-Residential/Commercial - 0.7%

Lennar Corp., Class A	13,137	1,066,330

Commercial Services-Finance - 1.6%

Block, Inc., Class A†	4,794	650,066
S&P Global, Inc.	4,089	1,677,226

		2,327,292

Computer Aided Design - 0.7%

Autodesk, Inc.†	4,821	1,033,381

Computer Data Security - 0.5%

Varonis Systems, Inc.†	15,856	753,794

Computers - 0.8%

Apple, Inc.	6,701	1,170,062

Consulting Services - 0.9%

Booz Allen Hamilton Holding Corp.	14,844	1,303,897

Cosmetics & Toiletries - 0.9%

Estee Lauder Cos., Inc., Class A	1,536	418,283
Proya Cosmetics Co., Ltd., Class A	29,558	875,883

		1,294,166

Data Processing/Management - 0.9%

Fidelity National Information Services, Inc.	13,492	1,354,867

Diagnostic Equipment - 0.3%

Danaher Corp.	1,529	448,502

Distribution/Wholesale - 1.3%

Copart, Inc.†	5,463	685,443
LKQ Corp.	26,439	1,200,595

		1,886,038

Diversified Banking Institutions - 2.6%

HSBC Holdings PLC	229,871	1,575,087
Mitsubishi UFJ Financial Group, Inc.	214,900	1,333,922
UniCredit SpA	86,850	937,716

		3,846,725

Diversified Manufacturing Operations - 1.0%

Siemens AG	11,198	1,551,619

Drug Delivery Systems - 0.3%

DexCom, Inc.†	760	388,816

E-Commerce/Products - 1.8%

Amazon.com, Inc.†	683	2,226,546
Chewy, Inc., Class A†	10,611	432,716

		2,659,262

E-Commerce/Services - 2.3%

Airbnb, Inc., Class A†	7,849	1,348,144
Match Group, Inc.†	8,774	954,085
Uber Technologies, Inc.†	29,651	1,057,948

		3,360,177

Electric-Generation - 1.0%

RWE AG	35,276	1,538,680

Electric-Integrated - 0.6%

Duke Energy Corp.	8,238	919,855

Electronic Components-Semiconductors - 1.3%

Marvell Technology, Inc.	6,780	486,194
Samsung Electronics Co., Ltd.	26,414	1,508,969

		1,995,163

Electronic Measurement Instruments - 1.0%

Agilent Technologies, Inc.	11,154	1,476,009

Enterprise Software/Service - 1.6%

Avalara, Inc.†	7,783	774,486
salesforce.com, Inc.†	7,288	1,547,388

		2,321,874

Entertainment Software - 0.4%

Electronic Arts, Inc.	4,395	556,011

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	619	102,098

Finance-Credit Card - 1.6%

Visa, Inc., Class A	10,581	2,346,548

Finance-Investment Banker/Broker - 1.4%

Charles Schwab Corp.	17,537	1,478,545
XP, Inc., Class A†	19,223	578,612

		2,057,157

Finance-Leasing Companies - 0.4%

AerCap Holdings NV†	10,343	520,046

Finance-Other Services - 0.6%

London Stock Exchange Group PLC	8,409	878,536

Human Resources - 0.1%

Recruit Holdings Co., Ltd.	2,704	118,374

Industrial Automated/Robotic - 0.4%

Keyence Corp.	1,430	664,847

Insurance Brokers - 0.8%

Marsh & McLennan Cos., Inc.	6,704	1,142,496

Internet Application Software - 0.1%

Okta, Inc.†	800	120,768

Internet Content-Entertainment - 0.6%

Snap, Inc., Class A†	25,258	909,035

Internet Content-Information/News - 0.3%

Tencent Holdings, Ltd.	9,200	434,014

Machine Tools & Related Products - 0.8%

Techtronic Industries Co., Ltd.	76,000	1,224,344

Machinery-Farming - 1.0%

Deere & Co.	3,688	1,532,216

Machinery-General Industrial - 0.9%

Westinghouse Air Brake Technologies Corp.	13,784	1,325,607

Medical Labs & Testing Services - 0.7%

Lonza Group AG		1,404	1,017,175

Medical Products - 0.9%

Baxter International, Inc.		17,655	1,368,969

Medical-Biomedical/Gene - 0.7%

Illumina, Inc.†		1,233	430,810
Seagen, Inc.†		4,496	647,649

			1,078,459

Medical-Drugs - 1.8%

Ascendis Pharma A/S ADR†		4,117	483,171
AstraZeneca PLC		10,320	1,368,547
Eli Lilly & Co.		2,893	828,469

			2,680,187

Medical-HMO - 2.1%

Anthem, Inc.		3,598	1,767,410
UnitedHealth Group, Inc.		2,700	1,376,919

			3,144,329

Metal-Diversified - 1.3%

Anglo American PLC		36,974	1,906,988

Oil Companies-Exploration & Production - 1.2%

ConocoPhillips		17,393	1,739,300

Oil Refining & Marketing - 1.5%

Phillips 66		14,370	1,241,424
Reliance Industries, Ltd. GDR*		13,451	928,119

			2,169,543

Oil-Field Services - 1.1%

Schlumberger NV		37,895	1,565,442

Private Equity - 1.0%

Ares Management Corp., Class A		10,834	880,046
Intermediate Capital Group PLC		28,561	663,772

			1,543,818

Real Estate Investment Trusts - 2.9%

Alexandria Real Estate Equities, Inc.		8,964	1,804,005
Klepierre SA		42,891	1,140,390
Prologis, Inc.		8,594	1,387,759

			4,332,154

Rental Auto/Equipment - 0.6%

Localiza Rent a Car SA		71,200	913,731

Retail-Apparel/Shoe - 1.0%

Burlington Stores, Inc.†		5,634	1,026,346
Li Ning Co., Ltd.		53,000	454,262

			1,480,608

Retail-Jewelry - 0.8%

Cie Financiere Richemont SA		9,746	1,236,265

Retail-Restaurants - 0.7%

Chipotle Mexican Grill, Inc.†		631	998,261

Semiconductor Components-Integrated Circuits - 1.1%

Taiwan Semiconductor Manufacturing Co., Ltd.		79,000	1,633,280

Theaters - 0.1%

Live Nation Entertainment, Inc.†		1,729	203,400

Transport-Rail - 1.1%

Canadian Pacific Railway, Ltd.		19,075	1,574,338

Web Portals/ISP - 2.7%

Alphabet, Inc., Class C†		1,403	3,918,565

Wireless Equipment - 0.7%

Motorola Solutions, Inc.		4,309	1,043,640

Total Common Stocks (cost $91,847,055)			91,571,912

EXCHANGE-TRADED FUNDS - 0.9%

iShares MSCI ACWI ETF		12,463	1,243,558
iShares MSCI Japan ETF		2,182	134,433

Total Exchange-Traded Funds (cost $1,396,737)			1,377,991

U.S. CORPORATE BONDS & NOTES - 1.4%
Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024		$120,000	121,322

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes zero coupon due 09/14/2026	EUR	100,000	105,184

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	100,205

Diversified Banking Institutions - 0.2%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024		100,000	98,581
Bank of America Corp. Senior Notes 3.38% due 04/02/2026		130,000	129,973

Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023		105,000	103,689
JPMorgan Chase & Co. Senior Notes 1.51% due 06/01/2024		70,000	69,126
Morgan Stanley Senior Notes 0.53% due 01/25/2024		130,000	127,924

			529,293

Electric-Integrated - 0.1%

NextEra Energy Capital Holdings, Inc. Company Guar. Notes 0.65% due 03/01/2023		140,000	137,997

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp. Senior Notes 0.75% due 03/18/2024		80,000	77,397

Finance-Other Services - 0.1%

Intercontinental Exchange, Inc. Senior Notes 0.70% due 06/15/2023		55,000	53,870
Nasdaq, Inc. Senior Notes 0.45% due 12/21/2022		45,000	44,492

			98,362

Food-Confectionery - 0.1%

Mondelez International, Inc. Senior Notes 0.25% due 03/17/2028	EUR	100,000	102,942

Insurance-Life/Health - 0.1%

Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*		160,000	157,160
Principal Life Global Funding II Sec. Notes 1.25% due 06/23/2025*		25,000	23,466

			180,626

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023		86,000	84,036

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.30% due 11/21/2022		80,000	80,256
Bristol-Myers Squibb Co. Senior Notes 0.54% due 11/13/2023		120,000	116,725

			196,981

Medical-HMO - 0.1%

Anthem, Inc. Senior Notes 0.45% due 03/15/2023		150,000	147,580
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		15,000	14,131

			161,711

Real Estate Investment Trusts - 0.0%

American Tower Corp. Senior Notes 1.30% due 09/15/2025		45,000	41,971

Retail-Restaurants - 0.0%

Starbucks Corp. Senior Notes 1.30% due 05/07/2022		30,000	30,005

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028		80,000	73,023
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028		105,000	98,045

			171,068

Total U.S. Corporate Bonds & Notes (cost $1,905,208)			2,139,100

FOREIGN CORPORATE BONDS & NOTES - 0.3%
Electric-Distribution - 0.0%

E.ON SE Senior Notes zero coupon due 12/18/2023	EUR	50,000	55,053

Finance-Auto Loans - 0.1%

FCA Bank SpA Senior Notes 1.25% due 06/21/2022	EUR	100,000	110,809

Finance-Leasing Companies - 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.15% due 10/29/2023		180,000	172,403

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Company Guar. Notes 1.35% due 12/02/2024		145,000	139,162

Total Foreign Corporate Bonds & Notes (cost $506,789)			477,427

FOREIGN GOVERNMENT OBLIGATIONS - 21.2%
Sovereign - 21.2%

Commonwealth of Australia Senior Notes 0.25% due 11/21/2024	AUD	112,000	79,742
Commonwealth of Australia Senior Notes 0.25% due 11/21/2025	AUD	216,000	149,155
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	173,000	130,015
Commonwealth of Australia Senior Notes 2.75% due 05/21/2041	AUD	35,000	24,595
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	139,000	99,542
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	374,000	288,888
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	31,000	34,256

Federal Republic of Germany Bonds zero coupon due 10/09/2026	EUR	385,000	419,508
Federal Republic of Germany Bonds zero coupon due 08/15/2030	EUR	520,000	554,720
Federal Republic of Germany Bonds zero coupon due 08/15/2031	EUR	175,000	184,583
Federal Republic of Germany Bonds zero coupon due 05/15/2035	EUR	147,000	149,819
Federal Republic of Germany Bonds zero coupon due 05/15/2036	EUR	36,000	36,386
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	78,000	99,904
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	751,000	838,105
Federal Republic of Germany Bonds 4.75% due 07/04/2040	EUR	162,000	307,412
Government of Canada Bonds 0.25% due 08/01/2022	CAD	179,000	142,860
Government of Canada Bonds 0.25% due 04/01/2024	CAD	209,000	160,696
Government of Canada Bonds 0.50% due 12/01/2030	CAD	197,000	134,608
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	76,358
Government of Canada Bonds 1.50% due 06/01/2026	CAD	196,000	151,580
Government of Canada Bonds 2.00% due 12/01/2051	CAD	32,000	23,475
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	92,185
Government of Canada Bonds 2.75% due 12/01/2048	CAD	19,000	16,330
Government of Canada Bonds 3.50% due 12/01/2045	CAD	171,000	163,793
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	14,860
Government of France Bonds zero coupon due 03/25/2023	EUR	483,000	536,354
Government of France Bonds zero coupon due 02/25/2024	EUR	190,000	210,279
Government of France Bonds zero coupon due 03/25/2025	EUR	267,000	292,852
Government of France Bonds zero coupon due 02/25/2026	EUR	1,216,000	1,322,802
Government of France Bonds zero coupon due 11/25/2031	EUR	885,000	895,520
Government of France Bonds 0.50% due 06/25/2044*	EUR	175,000	163,503
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	255,072
Government of France Bonds 1.25% due 05/25/2036*	EUR	46,000	51,597
Government of France Bonds 1.50% due 05/25/2050*	EUR	198,000	225,736
Government of France Bonds 1.75% due 05/25/2066*	EUR	70,000	83,893
Government of France Bonds 2.00% due 05/25/2048*	EUR	35,000	44,311
Government of France Bonds 4.00% due 04/25/2055*	EUR	45,000	83,722
Government of France Bonds 4.50% due 04/25/2041	EUR	153,000	262,017
Government of Japan Bonds 0.10% due 12/20/2026	JPY	3,100,000	25,544
Government of Japan Bonds 0.10% due 03/20/2027	JPY	20,900,000	172,191
Government of Japan Bonds 0.10% due 03/20/2029	JPY	149,050,000	1,223,841
Government of Japan Bonds 0.10% due 12/20/2030	JPY	101,950,000	831,595
Government of Japan Bonds 0.20% due 06/20/2036	JPY	58,700,000	466,712
Government of Japan Bonds 0.30% due 12/20/2024	JPY	17,100,000	141,708
Government of Japan Bonds 0.40% due 12/20/2049	JPY	46,150,000	332,709
Government of Japan Bonds 0.40% due 03/20/2056	JPY	53,200,000	370,364
Government of Japan Bonds 0.60% due 03/20/2023	JPY	62,400,000	515,864
Government of Japan Bonds 0.60% due 06/20/2024	JPY	96,300,000	802,184
Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	18,297
Government of Japan Bonds 0.80% due 09/20/2047	JPY	91,850,000	748,026
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	544,228

Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	53,650
Government of Japan Bonds 1.90% due 09/20/2042	JPY	9,800,000	98,677
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	161,407
Government of Japan Bonds 2.30% due 03/20/2039	JPY	44,600,000	468,512
Government of Japan Bonds 2.30% due 03/20/2040	JPY	127,100,000	1,340,511
Government of Malaysia Bonds 2.63% due 04/15/2031	MYR	122,000	25,990
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	17,945
Government of Malaysia Bonds 3.48% due 06/14/2024	MYR	462,000	111,221
Government of Malaysia Bonds 3.84% due 04/15/2033	MYR	70,000	16,172
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	180,000	42,780
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	173,000	43,254
Kingdom of Belgium Senior Notes zero coupon due 10/22/2027*	EUR	225,000	241,059
Kingdom of Belgium Senior Notes zero coupon due 10/22/2031*	EUR	48,000	48,520
Kingdom of Belgium Senior Notes 0.35% due 06/22/2032*	EUR	210,000	217,257
Kingdom of Belgium Senior Notes 1.40% due 06/22/2053*	EUR	90,000	95,977
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	99,000	162,298
Kingdom of Denmark Bonds 0.50% due 11/15/2029	DKK	570,000	83,381
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	327,000	77,097
Kingdom of Norway Senior Notes 1.25% due 09/17/2031*	NOK	377,000	38,099
Kingdom of Norway Senior Notes 2.00% due 05/24/2023*	NOK	564,000	64,304
Kingdom of Norway Senior Notes 2.13% due 05/18/2032*	NOK	655,000	71,557
Kingdom of Spain Senior Notes zero coupon due 05/31/2024	EUR	265,000	291,743
Kingdom of Spain Senior Notes zero coupon due 01/31/2026	EUR	779,000	839,054
Kingdom of Spain Senior Notes zero coupon due 01/31/2028	EUR	215,000	225,072
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	149,000	165,949
Kingdom of Spain Senior Notes 0.50% due 10/31/2031*	EUR	458,000	467,743
Kingdom of Spain Senior Notes 0.85% due 07/30/2037*	EUR	37,000	36,067
Kingdom of Spain Senior Notes 1.00% due 07/30/2042*	EUR	120,000	114,783
Kingdom of Spain Senior Notes 1.85% due 07/30/2035*	EUR	114,000	130,165
Kingdom of Spain Senior Notes 1.90% due 10/31/2052*	EUR	120,000	126,789
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	50,000	71,993
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	24,000	30,073
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	32,889
Kingdom of Sweden Bonds 0.13% due 05/12/2031*	SEK	750,000	72,396
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	102,000	112,970
Kingdom of the Netherlands Bonds zero coupon due 01/15/2027*	EUR	191,000	206,704
Kingdom of the Netherlands Bonds zero coupon due 07/15/2031*	EUR	115,000	119,343
Kingdom of the Netherlands Bonds zero coupon due 01/15/2038*	EUR	207,000	198,803
Kingdom of the Netherlands Bonds zero coupon due 01/15/2052*	EUR	55,000	47,713
Republic of Austria Senior Notes zero coupon due 02/20/2031*	EUR	35,000	35,783
Republic of Austria Senior Notes zero coupon due 10/20/2040*	EUR	48,000	42,728
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	159,000	177,976
Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	78,000	77,431

Republic of Austria Senior Notes 0.85% due 06/30/2120*	EUR	17,000	12,014
Republic of Austria Senior Notes 2.10% due 09/20/2117*	EUR	4,000	5,342
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	83,000	106,471
Republic of Finland Senior Notes 0.13% due 09/15/2031*	EUR	25,000	25,729
Republic of Finland Senior Notes 0.13% due 04/15/2052*	EUR	35,000	29,430
Republic of Finland Senior Notes 0.88% due 09/15/2025*	EUR	48,000	54,110
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	33,000	37,034
Republic of Ireland Notes zero coupon due 10/18/2031	EUR	67,000	67,256
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	30,000	33,898
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	77,000	86,997
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	31,000	34,735
Republic of Ireland Bonds 1.70% due 05/15/2037	EUR	25,000	29,427
Republic of Italy Senior Notes zero coupon due 01/15/2024	EUR	425,000	467,683
Republic of Italy Senior Notes zero coupon due 04/01/2026	EUR	959,000	1,014,486
Republic of Italy Senior Notes 0.25% due 03/15/2028	EUR	193,000	198,307
Republic of Italy Senior Notes 0.60% due 08/01/2031*	EUR	71,000	69,501
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	149,000	166,699
Republic of Italy Senior Notes 0.95% due 12/01/2031*	EUR	538,000	541,580
Republic of Italy Senior Notes 0.95% due 03/01/2037*	EUR	139,000	129,965
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	68,000	72,879
Republic of Italy Senior Notes 1.50% due 04/30/2045*	EUR	196,000	184,371
Republic of Italy Senior Notes 1.65% due 12/01/2030*	EUR	44,000	47,801
Republic of Italy Senior Notes 1.70% due 09/01/2051*	EUR	33,000	31,111
Republic of Italy Senior Notes 1.80% due 03/01/2041*	EUR	41,000	41,696
Republic of Italy Senior Notes 1.85% due 07/01/2025*	EUR	271,000	308,817
Republic of Italy Senior Notes 2.15% due 03/01/2072*	EUR	40,000	37,730
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	5,000	5,880
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	34,000	37,963
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	107,000	129,330
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	151,000	186,718
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	54,504
Republic of Poland Bonds 1.25% due 10/25/2030	PLN	199,000	34,872
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	375,000	77,146
Republic of Singapore Bonds 1.88% due 10/01/2051	SGD	20,000	12,507
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	29,000	21,878
Republic of Singapore Bonds 2.88% due 09/01/2030	SGD	35,000	26,849
Republic of Singapore Bonds 3.38% due 09/01/2033	SGD	41,000	33,049
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	74,000	57,653
State of Israel Bonds 1.50% due 11/30/2023	ILS	531,000	168,064
State of Israel Bonds 1.50% due 05/31/2037	ILS	238,000	65,043
United Kingdom Gilt Treasury Bonds 0.13% due 01/31/2023	GBP	324,000	422,047
United Kingdom Gilt Treasury Bonds 0.13% due 01/31/2024	GBP	218,000	279,755
United Kingdom Gilt Treasury Bonds 0.25% due 07/31/2031	GBP	894,000	1,038,088
United Kingdom Gilt Treasury Notes 0.38% due 10/22/2026	GBP	378,000	472,803

United Kingdom Gilt Treasury Bonds 0.50% due 10/22/2061	GBP	118,000	104,092
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	368,000	462,043
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	96,000	125,182
United Kingdom Gilt Treasury Bonds 1.13% due 01/31/2039	GBP	125,000	147,348
United Kingdom Gilt Treasury Bonds 1.25% due 07/31/2051	GBP	264,000	305,433
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	151,734
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	69,000	115,262
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	77,579
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	207,000	376,804
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	34,000	66,173
United Mexican States Bonds 5.75% due 03/05/2026	MXN	1,519,400	69,475
United Mexican States Bonds 7.75% due 05/29/2031	MXN	843,000	40,834
United Mexican States Bonds 8.00% due 11/07/2047	MXN	154,100	7,381
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	1,183,600	60,399
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,914,000	99,672
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	31,230

Total Foreign Government Obligations (cost $35,349,830)			31,297,990

U.S. GOVERNMENT TREASURIES - 9.5%
United States Treasury Bonds - 2.7%

1.38% due 11/15/2040		682,000	558,734
1.75% due 08/15/2041		891,000	773,082
1.88% due 02/15/2051		552,000	482,569
2.00% due 02/15/2050		775,000	698,317
2.00% due 08/15/2051		366,000	330,029
2.88% due 05/15/2043		43,000	44,579
3.00% due 02/15/2048		323,500	352,691
3.75% due 08/15/2041		157,000	184,806
4.50% due 02/15/2036		173,000	218,872
5.00% due 05/15/2037		271,000	362,526

			4,006,205

United States Treasury Notes - 6.8%

0.13% due 11/30/2022		1,568,000	1,555,873
0.13% due 01/31/2023		517,000	510,941
0.13% due 08/31/2023		614,000	597,643
0.25% due 09/30/2025		1,408,000	1,302,125
0.38% due 01/31/2026		1,309,000	1,207,706
0.50% due 03/31/2025(2)		225,000	212,186
0.50% due 02/28/2026		495,000	458,165
0.75% due 04/30/2026		339,000	316,131
0.75% due 08/31/2026		841,000	780,553
1.25% due 08/15/2031		1,439,000	1,308,815
1.63% due 10/31/2026		167,000	160,972
2.13% due 06/30/2022		361,000	362,382
2.38% due 05/15/2029		141,000	140,752
2.50% due 05/15/2024		1,005,000	1,007,787
2.75% due 02/15/2028		48,000	48,799

			9,970,830

Total U.S. Government Treasuries (cost $14,899,654)			13,977,035

OPTIONS - PURCHASED † - 0.0%
Over the Counter Call Options(4)		64,000	4,751
Over the Counter Put Options(4)		10,000	2,504

Total Options Purchased (cost $5,718)			7,255

Total Long-Term Investment Securities (cost $145,910,991)			140,848,710

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Commercial Paper - 1.3%

AT&T, Inc. 0.06% due 04/11/2022		500,000	499,905
National Grid PLC 0.75% due 05/04/2022		300,000	299,728
Verizon Communications, Inc. 0.77% due 04/06/2022		600,000	599,944
VW Credit, Inc. 0.82% due 04/07/2022		500,000	499,944

Total Short-Term Investment Securities (cost $1,899,578)			1,899,521

REPURCHASE AGREEMENTS - 2.1%

Bank of America Securities LLC Joint Repurchase Agreement(3)		660,000	660,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		535,000	535,000
BNP Paribas SA Joint Repurchase Agreement(3)		460,000	460,000
Deutsche Bank AG Joint Repurchase Agreement(3)		705,000	705,000
RBS Securities, Inc. Joint Repurchase Agreement(3)		690,000	690,000

Total Repurchase Agreements (cost $3,050,000)			3,050,000

TOTAL INVESTMENTS (cost $150,860,569)		98.7%	145,798,231
Other assets less liabilities		1.3	1,963,271

NET ASSETS		100.0%	$147,761,502

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $6,750,694 representing 4.6% of net assets.

(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	Options —Purchased

Over the Counter Purchased Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)		Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy European Currency in exchange for Swiss Franc at the strike price of 1.05 CHF per 1.00 EUR	Bank of America N.A	September 2022	CHF	1.05	EUR	9	$1,576	$879	$(697)
Call option to buy New Zealand dollar in exchange for U.S. Dollar at the strike price of $0.72 USD per 1.00 NZD	Bank of America N.A	April 2022	USD	0.72	NZD	15	750	912	162
Call option to buy New Zealand dollar in exchange for U.S. Dollar at the strike price of $0.73 USD per 1.00 NZD	Bank of America N.A	May 2022	USD	0.73	NZD	10	398	740	342
Call option to buy New Zealand dollar in exchange for U.S. Dollar at the strike price of $0.73 USD per 1.00 NZD	Bank of America N.A	May 2022	USD	0.73	NZD	30	1,824	2,220	396

							$4,548	$4,751	$203

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)		Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Put options to sell USD in exchange for Canadian Dollar at the strike price of 1.23 CAD per $1.00 USD	Goldman Sachs International	May 2022	CAD	1.23	USD	10	$1,170	$2,504	$1,334

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

Currency Legend

AUD -	Australian Dollar
CAD -	Canadian Dollar
CHF -	Swiss Franc
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
MXN -	Mexican Peso

MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Poland Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
USD -	United States Dollar

Over the Counter Written Call Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy Australian Dollar in exchange for Japanese Yen at the strike price of 89.05 JPY per 1.00 AUD	Goldman Sachs International	April 2022	JPY 89.05	AUD 70	$367	$1,375	$(1,008)

Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of $1.12 USD per 1.00 EUR	Goldman Sachs International	April 2022	USD $ 1.12	EUR 94	477	118	359

Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of $1.11 USD per 1.00 EUR	Bank of America N.A.	April 2022	USD $ 1.11	EUR 47	245	163	82

Call option to buy Euro Currency in exchange for Japanese Yen at the strike price of 135.00 JPY per 1.00 EUR	Bank of America N.A.	April 2022	JPY 135.00	EUR 93	515	921	(406)

Call option to buy U.S. Dollar in exchange for Mexican Peso at the strike price of 21.75 MXN per $1.00 USD	Bank of America N.A.	April 2022	MXN 21.75	$53	574	0	574

Call option to buy U.S. Dollar in exchange for Swedish Krona at the strike price of 10.00 SEK per $1.00 USD	Bank of America N.A.	April 2022	SEK 10.00	$157	1,171	5	1,166

Call option to buy U.S. Dollar in exchange for South African Rand at the strike price of 15.50 ZAR per $1.00 USD	Bank of America N.A.	April 2022	ZAR 15.50	$156	1,545	74	1,471

Call option to buy U.S. Dollar in exchange for Norwegian Krona at the strike price of 9.20 NOK per $1.00 USD	Bank of America N.A.	April 2022	NOK 9.20	$52	464	42	422

Call option to buy U.S. Dollar in exchange for South African Rand at the strike price of 15.75 ZAR per $1.00 USD	Bank of America N.A.	June 2022	ZAR 15.75	$103	1,546	940	606

Call option to buy U.S. Dollar in exchange for Canadian Dollar at the strike price of 1.27 CAD per $1.00 USD	Goldman Sachs International	April 2022	CAD 1.27	$155	612	278	334

Call option to buy U.S. Dollar in exchange for Norwegian Krona at the strike price of 8.90 NOK per $1.00 USD	Bank of America N.A.	April 2022	NOK 8.90	$103	800	788	12

					$8,316	$4,704	$3,612

Over the Counter Written Put Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Put option to sell Australian Dollar in exchange for U.S. Dollar at the strike price of $0.72 USD per 1.00 AUD	Bank of America N.A.	April 2022	$0.72	AUD 70	$442	$21	$421

Put option to sell Australian Dollar in exchange for U.S. Dollar at the strike price of $0.72 USD per 1.00 AUD	Bank of America N.A.	April 2022	$0.72	AUD 140	667	61	606

Put option to sell Australian Dollar in exchange for Japanese Yen at the strike price of 85.45 JPY per 1.00 AUD	Bank of America N.A.	April 2022	JPY 85.45	AUD 70	271	36	235

Put option to sell Australian Dollar in exchange for U.S. Dollar at the strike price of $0.74 USD per 1.00 AUD	Goldman Sachs International	April 2022	$0.74	AUD 210	1,808	770	1,038

Put option to sell Canadian Dollar in exchange for Japanese Yen at the strike price of 88.60 JPY per 1.00 CAD	Bank of America N.A.	April 2022	JPY 88.60	CAD 135	544	0	544

Put option to sell Canadian Dollar in exchange for Japanese Yen at the strike price of 92.70 JPY per 1.00 CAD	Goldman Sachs International	April 2022	JPY 92.70	CAD 260	1,239	226	1,013

Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of $1.07 USD per 1.00 EUR	Goldman Sachs International	April 2022	$1.07	EUR 94	467	48	419

Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of $1.09 USD per 1.00 EUR	Bank of America N.A.	April 2022	$1.09	EUR 93	562	290	272

Put option to sell New Zealand Dollar in exchange for U.S. Dollar at the strike price of $0.68 USD per 1.00 NZD	Goldman Sachs International	April 2022	$0.68	NZD 155	741	34	707

Put option to sell New Zealand Dollar in exchange for U.S. Dollar at the strike price of $0.69 USD per 1.00 NZD	Goldman Sachs International	April 2022	$0.69	NZD 230	1,822	451	1,371

Put option to sell U.S. Dollar in exchange for Swedish Krona at the strike price of 9.35 SEK per $1.00 USD	Bank of America N.A.	April 2022	SEK 9.35	$157	1,112	846	266

Put option to sell U.S. Dollar in exchange for Mexican Peso at the strike price of 20.65 MXN per $1.00 USD	Bank of America N.A.	April 2022	MXN 20.65	$156	1,147	5,853	(4,706)

Put option to sell U.S. Dollar in exchange for Norwegian Krona at the strike price of 8.80 NOK per $1.00 USD	Bank of America N.A.	April 2022	NOK 8.80	$103	602	1,062	(460)

Put option to sell U.S. Dollar in exchange for Swiss Franc at the strike price of 0.93 CHF per $1.00 USD	Bank of America N.A.	April 2022	CHF 0.93	$102	537	1,028	(491)

					$11,961	$10,726	$1,235

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Short	Euro-BUND	June 2022	$733,178	$702,070	$31,108
8	Short	Long Gilt	June 2022	1,284,565	1,274,030	10,535
1	Short	U.S. Treasury Ultra 10 Year Notes	June 2022	139,527	135,469	4,058

						$45,701

						Unrealized (Depreciation)
1	Long	Australian 10 Year Bonds	June 2022	$98,756	$94,842	$(3,914)
1	Long	Euro-BOBL	June 2022	143,560	142,551	(1,009)
1	Long	Euro-BUXL	June 2022	220,940	205,984	(14,956)
3	Long	Euro-Schatz	June 2022	370,783	367,502	(3,281)
9	Long	U.S. Treasury 2 Year Notes	June 2022	1,932,978	1,907,297	(25,681)
24	Long	U.S. Treasury 5 Year Notes	June 2022	2,762,055	2,752,500	(9,555)
19	Long	U.S. Treasury 10 Year Notes	June 2022	2,398,180	2,334,625	(63,555)
3	Long	U.S. Treasury Ultra Bonds	June 2022	549,591	531,375	(18,216)

						$(140,167)

		Net Unrealized Appreciation (Depreciation)				$(94,466)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia and New Zealand Banking Group	CAD	30,000	USD	23,979	05/06/2022	$—	$(14)

Banco Merrill Lynch De Investmentos SA	USD	107,645	BRL	510,000	04/04/2022	—	(526)

Bank of America, N.A.	AUD	70,000	USD	51,732	04/06/2022	—	(650)
	BRL	510,000	USD	103,914	04/04/2022	—	(3,205)
	BRL	245,000	USD	51,010	05/03/2022	—	(38)
	CAD	65,000	USD	52,053	04/06/2022	60	—
	CLP	24,600,000	USD	31,577	04/06/2022	321	—
	GBP	154,000	USD	202,699	04/06/2022	400	—
	KRW	187,760,000	USD	154,422	04/06/2022	—	(378)
	KRW	61,800,000	USD	50,990	05/06/2022	154	—
	MXN	2,300,000	USD	112,909	04/06/2022	—	(2,687)
	NOK	470,000	USD	52,430	04/06/2022	—	(955)
	NZD	75,000	USD	50,988	04/06/2022	—	(990)
	PLN	1,208,000	USD	284,934	04/06/2022	—	(2,519)
	TWD	7,425,000	USD	262,909	04/06/2022	3,761	—
	TWD	1,460,000	USD	51,103	05/06/2022	80	—
	USD	50,878	AUD	70,000	04/06/2022	1,505	—
	USD	206,109	EUR	187,000	04/06/2022	771	—
	USD	51,989	GBP	39,000	04/06/2022	—	(758)
	USD	51,347	JPY	6,200,000	04/06/2022	—	(417)
	USD	156,556	KRW	192,710,000	04/06/2022	2,325	—
	USD	165,195	MXN	3,400,000	04/06/2022	5,687	—
	USD	259,802	TWD	7,425,000	04/06/2022	—	(653)
	USD	114,523	ZAR	1,730,000	04/06/2022	3,839	—
	USD	21,009	CLP	16,500,000	05/06/2022	—	(158)
	USD	20,336	ZAR	300,000	05/06/2022	111	—
	ZAR	1,110,000	USD	73,149	04/06/2022	—	(2,795)

						19,014	(16,203)

Barclays Bank PLC	AUD	1,300,000	USD	939,969	04/06/2022	—	(32,841)
	CHF	50,000	USD	53,527	04/06/2022	—	(586)
	CHF	95,000	USD	102,163	05/06/2022	—	(759)
	EUR	191,000	USD	210,746	04/06/2022	—	(559)
	GBP	197,000	USD	260,687	04/06/2022	1,903	—
	ILS	793,000	USD	246,541	05/06/2022	—	(2,099)
	NOK	1,421,000	USD	158,390	04/06/2022	—	(3,013)
	NZD	150,000	USD	102,712	04/06/2022	—	(1,244)
	NZD	35,000	USD	24,300	05/06/2022	55	—
	PLN	758,000	USD	176,173	05/06/2022	—	(3,679)
	SGD	231,000	USD	169,737	05/06/2022	—	(677)
	TRY	20,000	USD	1,353	04/06/2022	—	(7)
	USD	153,534	AUD	205,000	04/06/2022	—	(129)
	USD	43,372	CAD	55,000	04/06/2022	622	—
	USD	53,639	CHF	50,000	04/06/2022	474	—
	USD	488,205	EUR	435,000	04/06/2022	—	(6,960)
	USD	197,163	GBP	149,000	04/06/2022	—	(1,433)
	USD	246,296	ILS	793,000	04/06/2022	2,213	—

	USD	114,689	JPY	13,200,000	04/06/2022	—	(6,258)
	USD	51,315	NOK	460,000	04/06/2022	934	—
	USD	78,477	NZD	115,000	04/06/2022	1,222	—
	USD	176,690	PLN	758,000	04/06/2022	3,682	—
	USD	169,753	SGD	231,000	04/06/2022	680	—
	USD	1,345	TRY	20,000	04/06/2022	15	—
	USD	133,890	CHF	125,000	05/06/2022	1,534	—
	USD	102,174	GBP	78,000	05/06/2022	270	—

						13,604	(60,244)

BNP Paribas SA	AUD	280,000	USD	206,293	04/06/2022	—	(3,235)
	CAD	130,000	USD	101,420	04/06/2022	—	(2,566)
	CHF	209,000	USD	225,050	04/06/2022	—	(1,142)
	DKK	1,235,000	USD	185,672	04/06/2022	1,995	—
	EUR	94,000	USD	102,911	04/06/2022	—	(1,082)
	JPY	1,073,365,000	USD	9,263,465	04/06/2022	446,319	—
	JPY	1,000,028,000	USD	8,086,393	05/06/2022	—	(132,899)
	NOK	460,000	USD	52,294	04/06/2022	45	—
	NOK	440,000	USD	51,249	05/06/2022	1,290	—
	NZD	190,000	USD	129,598	04/06/2022	—	(2,080)
	SEK	670,000	USD	70,656	04/06/2022	—	(604)
	SEK	800,000	USD	84,418	05/06/2022	—	(717)
	USD	259,164	CAD	330,000	04/06/2022	4,802	—
	USD	106,728	CHF	100,000	04/06/2022	1,497	—
	USD	258,630	EUR	235,000	04/06/2022	1,353	—
	USD	233,891	GBP	178,000	04/06/2022	—	(66)
	USD	8,353,518	JPY	1,031,478,000	04/06/2022	119,547	—
	USD	30,867	MXN	650,000	04/06/2022	1,801	—
	USD	30,821	NOK	270,000	04/06/2022	—	(153)
	USD	154,744	NZD	225,000	04/06/2022	1,189	—
	USD	110,387	SEK	1,060,000	04/06/2022	2,354	—
	USD	56,337	AUD	75,000	05/06/2022	—	(192)
	USD	51,235	GBP	39,000	05/06/2022	—	(13)
	USD	365,090	JPY	45,150,000	05/06/2022	6,000	—
	USD	70,700	SEK	670,000	05/06/2022	601	—

						588,793	(144,749)

Canadian Imperial Bank of Commerce	CAD	1,279,000	USD	1,005,076	04/06/2022	—	(17,991)
	USD	21,217	CAD	27,000	04/06/2022	380	—

						380	(17,991)

Citibank N.A.	AUD	70,000	USD	51,621	04/06/2022	—	(761)
	CAD	165,000	USD	130,258	04/06/2022	—	(1,725)
	CHF	100,000	USD	107,358	04/06/2022	—	(868)
	CHF	75,000	USD	81,339	05/06/2022	84	—
	EUR	286,000	USD	315,611	04/06/2022	—	(794)
	GBP	79,000	USD	102,841	04/06/2022	—	(935)
	JPY	12,200,000	USD	105,468	04/06/2022	5,251	—
	MXN	16,344,000	USD	807,643	04/06/2022	—	(13,794)
	MXN	6,804,000	USD	339,191	05/06/2022	—	(973)
	NOK	950,000	USD	105,687	04/06/2022	—	(2,218)
	NZD	80,000	USD	54,380	04/06/2022	—	(1,063)
	SGD	231,000	USD	170,616	04/06/2022	183	—
	USD	76,664	AUD	105,000	04/06/2022	1,910	—
	USD	27,510	CAD	35,000	04/06/2022	487	—

	USD	336,513	CHF	315,000	04/06/2022	4,399	—
	USD	158,158	GBP	119,000	04/06/2022	—	(1,837)
	USD	128,275	JPY	15,600,000	04/06/2022	—	(129)
	USD	651,183	MXN	13,194,000	04/06/2022	11,938	—
	USD	153,919	NZD	225,000	04/06/2022	2,015	—
	USD	77,947	PLN	340,000	04/06/2022	2,958	—
	USD	103,987	SEK	990,000	04/06/2022	1,309	—
	USD	52,542	AUD	70,000	05/06/2022	—	(140)
	USD	423,739	MXN	8,500,000	05/06/2022	1,215	—

						31,749	(25,237)

Commonwealth Bank of Australia Sydney	JPY	6,213,000	USD	53,835	04/06/2022	2,799	—
	USD	38,094	AUD	53,000	04/06/2022	1,567	—

						4,366	—

Credit Suisse International	NZD	75,000	USD	52,178	05/06/2022	225	—
	USD	51,599	JPY	6,100,000	04/06/2022	—	(1,491)

						225	(1,491)

Deutsche Bank AG	EUR	47,000	USD	51,655	04/06/2022	—	(342)
	USD	52,192	GBP	40,000	04/06/2022	353	—
	USD	102,797	JPY	12,200,000	04/06/2022	—	(2,580)
	USD	51,799	NZD	75,000	05/06/2022	154	—

						507	(2,922)

Goldman Sachs International	AUD	35,000	USD	26,259	05/06/2022	58	—
	BRL	510,000	USD	107,645	04/04/2022	526	—
	BRL	510,000	USD	105,522	05/03/2022	—	(740)
	KRW	254,860,000	USD	209,100	04/06/2022	—	(1,021)
	KRW	62,360,000	USD	50,879	05/06/2022	—	(419)
	NZD	75,000	USD	51,269	04/06/2022	—	(709)
	TRY	380,000	USD	25,321	04/06/2022	—	(514)
	TRY	760,000	USD	49,596	05/06/2022	—	(914)
	TWD	10,350,000	USD	365,192	04/06/2022	3,954	—
	USD	106,347	BRL	510,000	04/04/2022	772	—
	USD	30,977	CLP	24,600,000	04/06/2022	279	—
	USD	51,513	GBP	39,000	04/06/2022	—	(281)
	USD	204,834	KRW	249,910,000	04/06/2022	1,205	—
	USD	30,978	MXN	640,000	04/06/2022	1,188	—
	USD	364,213	TWD	10,350,000	04/06/2022	—	(2,975)
	USD	25,790	ZAR	400,000	04/06/2022	1,577	—
	USD	520,112	EUR	467,000	05/06/2022	—	(2,994)
	USD	119,505	GBP	91,000	05/06/2022	14	—
	USD	51,183	KRW	62,720,000	05/06/2022	410	—
	USD	1,390	TWD	40,000	05/06/2022	8	—
	ZAR	2,910,000	USD	190,518	04/06/2022	—	(8,577)

						9,991	(19,144)

HSBC Bank PLC	GBP	25,000	USD	32,854	05/06/2022	20	—
	MYR	1,096,000	USD	260,791	04/06/2022	404	—
	MYR	1,096,000	USD	259,371	05/06/2022	—	(221)
	USD	259,593	MYR	1,096,000	04/06/2022	794	—

						1,218	(221)

JPMorgan Chase Bank N.A	AUD	410,000	USD	300,846	04/06/2022	—	(5,963)
	CAD	135,000	USD	107,569	04/06/2022	—	(417)
	CHF	380,000	USD	411,577	04/06/2022	319	—
	EUR	257,000	USD	282,946	04/06/2022	—	(1,375)

	GBP	115,000	USD	152,635	04/06/2022	1,568	—
	ILS	793,000	USD	243,749	04/06/2022	—	(4,761)
	JPY	21,100,000	USD	181,287	04/06/2022	7,961	—
	MXN	630,000	USD	30,971	04/06/2022	—	(692)
	NOK	1,880,000	USD	210,712	04/06/2022	—	(2,826)
	NZD	385,000	USD	262,832	04/06/2022	—	(3,988)
	SEK	3,310,000	USD	341,003	04/06/2022	—	(11,046)
	TRY	380,000	USD	24,639	05/06/2022	—	(616)
	USD	313,962	AUD	430,000	04/06/2022	7,813	—
	USD	162,226	CAD	205,000	04/06/2022	1,753	—
	USD	209,379	EUR	190,000	04/06/2022	820	—
	USD	131,733	GBP	100,000	04/06/2022	—	(370)
	USD	158,966	JPY	18,900,000	04/06/2022	—	(3,712)
	USD	60,095	MXN	1,240,000	04/06/2022	2,226	—
	USD	156,221	NOK	1,390,000	04/06/2022	1,661	—
	USD	153,746	NZD	225,000	04/06/2022	2,188	—
	USD	26,289	PLN	115,000	04/06/2022	1,076	—
	USD	213,909	SEK	2,080,000	04/06/2022	7,319	—
	USD	25,418	TRY	380,000	04/06/2022	417	—
	USD	360,051	ZAR	5,530,000	04/06/2022	18,298	—
	USD	53,717	CHF	50,000	05/06/2022	453	—
	USD	51,215	GBP	39,000	05/06/2022	7	—
	USD	50,847	NOK	440,000	05/06/2022	—	(888)
	USD	136,764	ZAR	2,020,000	05/06/2022	910	—
	ZAR	3,640,000	USD	242,697	04/06/2022	—	(6,343)

						54,789	(42,997)

Morgan Stanley & Co. International PLC	AUD	355,000	USD	259,717	04/06/2022	—	(5,935)
	CAD	427,000	USD	339,195	04/06/2022	—	(2,361)
	CAD	1,289,000	USD	1,029,219	05/06/2022	—	(1,700)
	CHF	75,000	USD	80,585	04/06/2022	—	(584)
	DKK	1,235,000	USD	182,210	05/06/2022	—	(1,634)
	EUR	153,000	USD	169,247	04/06/2022	—	(18)
	GBP	40,000	USD	52,679	04/06/2022	134	—
	GBP	39,000	USD	51,204	05/06/2022	—	(18)
	JPY	24,400,000	USD	203,651	04/06/2022	3,217	—
	NOK	270,000	USD	31,214	04/06/2022	546	—
	NOK	1,581,000	USD	182,697	05/06/2022	3,186	—
	NZD	155,000	USD	105,549	04/06/2022	—	(1,872)
	NZD	150,000	USD	103,652	05/06/2022	—	(254)
	PLN	5,000	USD	1,175	04/06/2022	—	(15)
	SEK	800,000	USD	84,296	04/06/2022	—	(791)
	USD	50,946	AUD	70,000	04/06/2022	1,436	—
	USD	1,130,305	CAD	1,419,000	04/06/2022	4,749	—
	USD	182,033	DKK	1,235,000	04/06/2022	1,644	—
	USD	153,097	EUR	139,000	04/06/2022	680	—
	USD	78,086	GBP	59,000	04/06/2022	—	(582)
	USD	260,523	JPY	30,500,000	04/06/2022	—	(9,981)
	USD	20,639	MXN	430,000	04/06/2022	972	—
	USD	186,113	NOK	1,611,000	04/06/2022	—	(3,129)
	USD	321,524	NZD	475,000	04/06/2022	7,669	—
	USD	16,859	SEK	160,000	04/06/2022	158	—
	USD	205,205	CAD	257,000	05/06/2022	339	—
	USD	31,201	NOK	270,000	05/06/2022	—	(544)

						24,730	(29,418)

Royal Bank of Canada	CAD	65,000	USD	51,594	04/06/2022	—	(399)
	MXN	410,000	USD	20,470	05/06/2022	—	(28)
	USD	51,485	CAD	65,000	04/06/2022	508	—

						508	(427)

Standard Chartered Bank	GBP	40,000	USD	53,537	04/06/2022	992	—
	USD	51,500	JPY	6,100,000	04/06/2022	—	(1,392)

						992	(1,392)

State Street Bank & Trust Company	AUD	70,000	USD	52,443	05/06/2022	41	—
	CHF	45,000	USD	48,713	05/06/2022	—	(40)
	EUR	121,000	USD	135,707	04/06/2022	1,844	—
	EUR	149,000	USD	165,054	05/06/2022	63	—
	GBP	82,000	USD	108,962	04/06/2022	1,244	—
	JPY	9,100,000	USD	78,431	04/06/2022	3,679	—
	MXN	2,360,000	USD	113,575	04/06/2022	—	(5,037)
	NZD	155,000	USD	105,456	04/06/2022	—	(1,965)
	USD	51,678	AUD	70,000	04/06/2022	704	—
	USD	26,940	CHF	25,000	04/06/2022	116	—
	USD	104,990	GBP	80,000	04/06/2022	100	—
	USD	51,514	JPY	6,100,000	04/06/2022	—	(1,405)
	USD	99,669	MXN	2,080,000	04/06/2022	4,870	—
	USD	101,255	AUD	135,000	05/06/2022	—	(195)

						12,661	(8,642)

Toronto Dominion Bank	AUD	1,552,000	USD	1,162,259	05/06/2022	437	—
	GBP	3,272,000	USD	4,378,882	04/06/2022	80,699	—
	GBP	3,176,000	USD	4,160,395	05/06/2022	—	(10,929)
	JPY	16,156,000	USD	132,817	05/06/2022	30	—
	NOK	160,000	USD	18,066	04/06/2022	—	(107)
	USD	1,161,827	AUD	1,552,000	04/06/2022	—	(441)
	USD	101,864	CAD	130,000	04/06/2022	2,123	—
	USD	38,490	EUR	35,000	04/06/2022	231	—
	USD	4,160,878	GBP	3,176,000	04/06/2022	11,197	—

						94,717	(11,477)

UBS AG	AUD	70,000	USD	52,533	04/06/2022	151	—
	CHF	264,000	USD	283,025	05/06/2022	—	(2,989)
	EUR	14,938,000	USD	16,711,439	04/06/2022	185,384	—
	EUR	14,799,000	USD	16,248,636	05/06/2022	—	(138,579)
	USD	346,164	CHF	324,000	04/06/2022	4,489	—
	USD	16,306,432	EUR	14,866,000	04/06/2022	139,969	—
	USD	209,523	NOK	1,880,000	04/06/2022	4,015	—
	USD	52,052	SEK	490,000	04/06/2022	64	—
	USD	65,948	JPY	8,000,000	05/06/2022	—	(195)

						334,072	(141,763)

Unrealized Appreciation/(Depreciation)						$1,192,316	$(524,858)

AUD -	Australian Dollar
BLR -	Brazilian Real
CAD -	Canadian Dollar
CHF -	Swiss Franc
CLP -	Chilean Peso
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
KRW -	South Korean Won
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
TRY -	Turkish Lira
USD -	United States Dollar
ZAR -	South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$65,585,107	$25,986,805	**	$—	$91,571,912
Exchange-Traded Funds	1,377,991	—		—	1,377,991
U.S. Corporate Bonds & Notes	—	2,139,100		—	2,139,100
Foreign Corporate Bonds & Notes	—	477,427		—	477,427
Foreign Government Obligations	—	31,297,990		—	31,297,990
U.S. Government Treasuries	—	13,977,035		—	13,977,035
Options-Purchased	—	7,255		—	7,255
Short Term Investments	—	1,899,521		—	1,899,521
Repurchase Agreements	—	3,050,000		—	3,050,000

Total Investments at Value	$66,963,098	$78,835,133		$—	$145,798,231

Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$5,026		$—	$5,026
Over the Counter Written Put Options on Currency Contracts	—	6,892		—	6,892
Futures Contracts	45,701	—		—	45,701
Forward Foreign Currency Contracts	—	1,192,316		—	1,192,316

Total Other Financial Instruments	$45,701	$1,204,234		$—	$1,249,935

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$1,414		$—	$1,414
Over the Counter Written Put Options on Currency Contracts	—	5,657		—	5,657
Futures Contracts	140,167	—		—	140,167
Forward Foreign Currency Contracts	—	524,858		—	524,858

Total Other Financial Instruments	$140,167	$531,929		$—	$672,096

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2022 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of March 31, 2022 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	10.85%	$10,090,000
SA Wellington Government and Quality Bond	85.83	79,815,000
SA Wellington Strategic Multi-Asset	0.71	660,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2022, bearing interest at a rate of 0.27% per annum, with a principal amount of $92,990,000, a repurchase price of $92,990,697, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	03/31/2027	$94,496,000	$94,760,843

As of March 31, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	10.85%	$8,135,000
SA Wellington Government and Quality Bond	85.83	64,375,000
SA Wellington Strategic Multi-Asset	0.71	535,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2022, bearing interest at a rate of 0.30% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,625, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	08/15/2044	$70,426,000	$76,278,641

As of March 31, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	10.85%	$7,050,000
SA Wellington Government and Quality Bond	85.83	55,790,000
SA Wellington Strategic Multi-Asset	0.71	460,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2022, bearing interest at a rate of 0.29% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,524, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	08/15/2046	$70,584,700	$66,075,557

As of March 31, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	10.87%	$10,540,000
SA Wellington Government and Quality Bond	85.85	83,270,000
SA Wellington Strategic Multi-Asset	0.73	705,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2022, bearing interest at a rate of 0.26% per annum, with a principal amount of $97,000,000, a repurchase price of $97,000,701, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	02/15/2029	$97,395,000	$98,854,159

As of March 31, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	10.85%	$10,525,000
SA Wellington Government and Quality Bond	85.83	83,255,000
SA Wellington Strategic Multi-Asset	0.71	690,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2022, bearing interest at a rate of 0.28% per annum, with a principal amount of $97,000,000, a repurchase price of $97,000,754, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	08/15/2027	$50,000,000	$49,610,551
U.S. Treasury Notes	2.50%	05/15/2024	$48,810,000	$49,386,206

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, SA Wellington Strategic Multi-Asset Portfolio used option contracts to hedge against the decline in value of a currency. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.